Supplemental Disclosures of Cash Flow Information	12 Months Ended
Dec. 31, 2016
Supplemental Cash Flow Elements [Abstract]
Supplemental Disclosures of Cash Flow Information

Note 20: Supplemental Disclosures of Cash Flow Information

Cash paid for interest during the years ended December 31, 2016, 2015 and 2014, was $37 million, $37 million and $44 million, respectively. Of the $37 million cash interest paid during 2016, $2 million was related party interest.

The following non-cash financing activities were excluded from the consolidated statements of cash flows:

•	In 2016, Hilton transferred to us $72 million of net inventory and $138 million of net property and equipment for conversion into timeshare units. See Note 17: Related Party Transactions for further discussion.

•	In 2016, we had $300 million of a non-cash financing activity related to the issuance of our Senior Unsecured Notes and $8 million of related non-cash deferred financing costs.

•	In 2014, Hilton transferred to us $48 million of inventory for conversion into timeshare units.

•	In 2014, we transferred $14 million of development costs capitalized in inventory to Hilton in connection with a sale of certain land and easement rights for a timeshare project.